UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-00862
The Growth Fund of America
(Exact name of registrant as specified in charter)

6455 Irvine Center Drive
Irvine, California 92618
(Address of principal executive offices)

Hong T. Le
6455 Irvine Center Drive
Irvine, California 92618
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
August 31
Date of reporting period:
February 28, 2026
ITEM 1 - Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT
The Growth Fund of America
®
Class A
| AGTHX
for the six months ended February 28, 2026
This semi-annual shareholder report contains important information about The Growth Fund of America

(the "fund") for the period from September 1, 2025 to February 28, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 30	0.60% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 328,184
Total number of portfolio holdings	337
Portfolio turnover rate	17%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAASRX-005-0426 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Growth Fund of America
®
Class C
| GFACX
for the six months ended February 28, 2026
This semi-annual shareholder report contains important information about The Growth Fund of America (the "fund") for the period from September 1, 2025 to February 28, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 68	1.35% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 328,184
Total number of portfolio holdings	337
Portfolio turnover rate	17%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCSRX-005-0426 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Growth Fund of America
®
Class T
| TFGAX
for the six months ended February 28, 2026
This semi-annual shareholder report contains important information about The Growth Fund of America (the "fund") for the period from September 1, 2025 to February 28, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 18	0.35% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 328,184
Total number of portfolio holdings	337
Portfolio turnover rate	17%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTSRX-005-0426 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Growth Fund of America
®
Class F-1
| GFAFX
for the six months ended February 28, 2026
This semi-annual shareholder report contains important information about The Growth Fund of America (the "fund") for the period from September 1, 2025 to February 28, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 33	0.66% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 328,184
Total number of portfolio holdings	337
Portfolio turnover rate	17%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1SRX-005-0426 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Growth Fund of America
®
Class F-2
| GFFFX
for the six months ended February 28, 2026
This semi-annual shareholder report contains important information about The Growth Fund of America

(the "fund") for the period from September 1, 2025 to February 28, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 20	0.40% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 328,184
Total number of portfolio holdings	337
Portfolio turnover rate	17%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2SRX-005-0426 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Growth Fund of America
®
Class F-3
| GAFFX
for the six months ended February 28, 2026
This semi-annual shareholder report contains important information about The Growth Fund of America (the "fund") for the period from September 1, 2025 to February 28, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 15	0.29% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 328,184
Total number of portfolio holdings	337
Portfolio turnover rate	17%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3SRX-005-0426 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Growth Fund of America
®
Class 529-A
| CGFAX
for the six months ended February 28, 2026
This semi-annual shareholder report contains important information about The Growth Fund of America (the "fund") for the period from September 1, 2025 to February 28, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at
(800) 421-4225
.

What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 32	0.63% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 328,184
Total number of portfolio holdings	337
Portfolio turnover rate	17%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ASRX-005-0426 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Growth Fund of America
®
Class 529-C
| CGFCX
for the six months ended February 28, 2026
This semi-annual shareholder report contains important information about The Growth Fund of America (the "fund") for the period from September 1, 2025 to February 28, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at
(800) 421-4225
.

What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 70	1.39% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 328,184
Total number of portfolio holdings	337
Portfolio turnover rate	17%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CSRX-005-0426 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Growth Fund of America
®
Class 529-E
| CGFEX
for the six months ended February 28, 2026
This semi-annual shareholder report contains important information about The Growth Fund of America (the "fund") for the period from September 1, 2025 to February 28, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at
(800) 421-4225
.

What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 44	0.88% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 328,184
Total number of portfolio holdings	337
Portfolio turnover rate	17%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ESRX-005-0426 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Growth Fund of America
®
Class 529-T
| TAFFX
for the six months ended February 28, 2026
This semi-annual shareholder report contains important information about The Growth Fund of America (the "fund") for the period from September 1, 2025 to February 28, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 20	0.39% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 328,184
Total number of portfolio holdings	337
Portfolio turnover rate	17%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TSRX-005-0426 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Growth Fund of America
®
Class 529-F-1
| CGFFX
for the six months ended February 28, 2026
This semi-annual shareholder report contains important information about The Growth Fund of America (the "fund") for the period from September 1, 2025 to February 28, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F1
. You can also request this information by contacting us at
(800) 421-4225
.

What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 24	0.47% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 328,184
Total number of portfolio holdings	337
Portfolio turnover rate	17%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FSRX-005-0426 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Growth Fund of America
®
Class 529-F-2
| FAFGX
for the six months ended February 28, 2026
This semi-annual shareholder report contains important information about The Growth Fund of America (the "fund") for the period from September 1, 2025 to February 28, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at
(800) 421-4225
.

What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 19	0.38% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 328,184
Total number of portfolio holdings	337
Portfolio turnover rate	17%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XSRX-005-0426 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Growth Fund of America
®
Class 529-F-3
| FFAFX
for the six months ended February 28, 2026
This semi-annual shareholder report contains important information about The Growth Fund of America (the "fund") for the period from September 1, 2025 to February 28, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at
(800) 421-4225
.

What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 17	0.34% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 328,184
Total number of portfolio holdings	337
Portfolio turnover rate	17%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YSRX-005-0426 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Growth Fund of America
®
Class R-1
| RGAAX
for the six months ended February 28, 2026
This semi-annual shareholder report contains important information about The Growth Fund of America (the "fund") for the period from September 1, 2025 to February 28, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 69	1.38% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 328,184
Total number of portfolio holdings	337
Portfolio turnover rate	17%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1SRX-005-0426 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Growth Fund of America
®
Class R-2
| RGABX
for the six months ended February 28, 2026
This semi-annual shareholder report contains important information about The Growth Fund of America (the "fund") for the period from September 1, 2025 to February 28, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 70	1.39% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 328,184
Total number of portfolio holdings	337
Portfolio turnover rate	17%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2SRX-005-0426 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Growth Fund of America
®
Class R-2E
| RGEBX
for the six months ended February 28, 2026
This semi-annual shareholder report contains important information about The Growth Fund of America (the "fund") for the period from September 1, 2025 to February 28, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 55	1.09% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 328,184
Total number of portfolio holdings	337
Portfolio turnover rate	17%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2ESRX-005-0426 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Growth Fund of America
®
Class R-3
| RGACX
for the six months ended February 28, 2026
This semi-annual shareholder report contains important information about The Growth Fund of America (the "fund") for the period from September 1, 2025 to February 28, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 47	0.94% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 328,184
Total number of portfolio holdings	337
Portfolio turnover rate	17%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3SRX-005-0426 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Growth Fund of America
®
Class R-4
| RGAEX
for the six months ended February 28, 2026
This semi-annual shareholder report contains important information about The Growth Fund of America (the "fund") for the period from September 1, 2025 to February 28, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 32	0.64% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 328,184
Total number of portfolio holdings	337
Portfolio turnover rate	17%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R4
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4SRX-005-0426 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Growth Fund of America
®
Class R-5E
| RGAHX
for the six months ended February 28, 2026
This semi-annual shareholder report contains important information about The Growth Fund of America (the "fund") for the period from September 1, 2025 to February 28, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 22	0.44% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 328,184
Total number of portfolio holdings	337
Portfolio turnover rate	17%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5SRX-005-0426 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Growth Fund of America
®
Class R-5
| RGAFX
for the six months ended February 28, 2026
This semi-annual shareholder report contains important information about The Growth Fund of America (the "fund") for the period from September 1, 2025 to February 28, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 17	0.34% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 328,184
Total number of portfolio holdings	337
Portfolio turnover rate	17%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5SRX-005-0426 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Growth Fund of America
®
Class R-6
| RGAGX
for the six months ended February 28, 2026
This semi-annual shareholder report contains important information about The Growth Fund of America (the "fund") for the period from September 1, 2025 to February 28, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 15	0.29% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 328,184
Total number of portfolio holdings	337
Portfolio turnover rate	17%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R6
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6SRX-005-0426 © 2026 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The schedule of investments is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

The Growth Fund of America®
Financial Statements and Other Information
N-CSR Items 7-11
for the six months ended February 28, 2026
Lit. No. MFGEFP2-005-0426 © 2026 Capital Group. All rights reserved.

Investment portfolio February 28, 2026unaudited

Common stocks 94.31%	Shares	Value (000)
Information technology 31.97%
NVIDIA Corp.	112,267,821	$19,892,735
Broadcom, Inc.	43,939,996	14,041,026
Microsoft Corp.	33,690,788	13,231,720
Taiwan Semiconductor Manufacturing Co., Ltd.	117,696,875	7,498,151
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	2,992,827	1,121,053
Apple, Inc.	22,701,863	5,997,378
Micron Technology, Inc.	14,092,650	5,811,386
Shopify, Inc., Class A, subordinate voting shares (a)	31,978,112	3,860,717
Strategy, Inc., Class A (a)	23,842,322	3,087,581
Cloudflare, Inc., Class A (a)	17,203,502	2,962,271
Applied Materials, Inc.	7,165,218	2,667,611
ASML Holding NV	1,036,424	1,510,470
ASML Holding NV (ADR)	708,905	1,028,309
SK hynix, Inc.	3,385,523	2,497,073
Amphenol Corp., Class A	16,271,600	2,376,630
KLA Corp.	1,119,199	1,706,275
Oracle Corp.	11,350,918	1,650,423
Intel Corp. (a)	36,031,751	1,643,408
Salesforce, Inc.	6,338,436	1,234,664
AppLovin Corp., Class A (a)	2,249,976	978,222
SAP SE	4,400,876	889,005
Samsung Electronics Co., Ltd.	5,356,658	806,198
Fair Isaac Corp. (a)	446,034	628,623
Arista Networks, Inc. (a)	4,476,050	597,553
Texas Instruments, Inc.	2,710,467	574,917
Constellation Software, Inc.	285,411	527,418
Lam Research Corp.	1,870,104	437,399
Corning, Inc.	2,764,833	415,776
Synopsys, Inc. (a)	957,774	396,518
Aurora Innovation, Inc., Class A (a)	80,380,571	376,181
Cadence Design Systems, Inc. (a)	1,230,183	370,777
OpenAI Group PBC, Class A (a)(b)(c)	457,540	298,911
Gartner, Inc. (a)	1,592,195	250,293
Advanced Micro Devices, Inc. (a)	1,192,353	238,721
DocuSign, Inc. (a)	5,281,035	238,016
Unity Software, Inc. (a)	12,128,595	221,104
Adobe, Inc. (a)	800,710	210,114
Tower Semiconductor, Ltd. (a)	1,525,388	190,475
QUALCOMM, Inc.	1,291,168	183,811
Western Digital Corp.	628,303	175,736
HubSpot, Inc. (a)	652,028	172,468
Monday.com, Ltd. (a)	2,343,412	170,225
Accenture PLC, Class A	788,861	164,651
Palo Alto Networks, Inc. (a)	1,081,744	161,093
Ciena Corp. (a)	433,141	151,036
Intuit, Inc.	356,208	145,700
MKS, Inc.	551,175	134,740
Palantir Technologies, Inc., Class A (a)	963,566	132,192
Hewlett Packard Enterprise Co.	5,765,150	123,778
RingCentral, Inc., Class A	2,993,914	109,128
Fabrinet, non-registered shares (a)	185,418	101,170
Klaviyo, Inc., Class A (a)	5,274,602	91,831
ARM Holdings PLC (ADR) (a)	713,574	90,945
First Solar, Inc. (a)	395,550	78,002
Stripe, LLC, Class B (a)(b)(c)	1,153,942	72,698
TE Connectivity PLC	271,688	62,529
IREN, Ltd. (a)(d)	1,500,000	61,425
Keysight Technologies, Inc. (a)	124,778	38,348
Credo Technology Group Holding, Ltd. (a)	171,362	19,239
Wolfspeed, Inc. (a)(d)	637,400	12,570
		104,918,417

1	The Growth Fund of America

Common stocks (continued)	Shares	Value (000)
Consumer discretionary 13.28%
Amazon.com, Inc. (a)	44,494,847	$9,343,918
Tesla, Inc. (a)	21,101,101	8,493,404
Royal Caribbean Cruises, Ltd. (e)	17,858,269	5,553,207
D.R. Horton, Inc.	11,975,453	1,920,743
Starbucks Corp.	19,292,743	1,891,075
MercadoLibre, Inc. (a)	1,031,812	1,813,492
Burlington Stores, Inc. (a)(e)	4,087,695	1,254,391
Carvana Co., Class A (a)	3,160,190	1,056,009
DoorDash, Inc., Class A (a)	5,820,158	1,027,083
Chipotle Mexican Grill, Inc. (a)	23,788,530	885,409
NVR, Inc. (a)	116,354	874,725
Home Depot, Inc.	2,117,076	806,013
NIKE, Inc., Class B	12,715,006	790,619
General Motors Co.	10,000,000	787,100
Flutter Entertainment PLC (a)	7,104,089	754,028
Booking Holdings, Inc.	170,979	724,840
Hermes International	279,069	675,653
Wayfair, Inc., Class A (a)	7,653,772	584,212
Tractor Supply Co.	9,949,975	515,807
Hilton Worldwide Holdings, Inc.	1,550,240	483,334
DraftKings, Inc., Class A (a)	16,839,939	401,464
Floor & Decor Holdings, Inc., Class A (a)	4,027,951	278,291
TopBuild Corp. (a)	582,928	261,327
Lennar Corp., Class A	2,148,817	245,739
TJX Cos., Inc. (The)	1,412,392	228,327
Toll Brothers, Inc.	1,297,026	203,944
Rivian Automotive, Inc., Class A (a)	12,382,020	189,816
LVMH Moet Hennessy-Louis Vuitton SE	270,931	174,184
Norwegian Cruise Line Holdings, Ltd. (a)	6,568,234	162,827
O’Reilly Automotive, Inc. (a)	1,721,770	161,640
Aramark	2,907,843	121,693
Viking Holdings, Ltd. (a)	1,451,157	113,219
AutoZone, Inc. (a)	28,101	105,536
Polaris, Inc.	1,707,118	103,690
Texas Roadhouse, Inc.	562,570	102,877
Metaplanet, Inc. (a)(d)	48,674,100	100,986
McDonald’s Corp.	271,080	92,455
Marriott International, Inc., Class A	250,013	85,437
YUM! Brands, Inc.	475,851	80,019
Service Corp. International	759,166	63,907
Caesars Entertainment, Inc. (a)	1,889,502	47,332
Duolingo, Inc., Class A (a)	297,325	30,030
		43,589,802

Communication services 13.23%
Alphabet, Inc., Class C	30,780,237	9,585,889
Alphabet, Inc., Class A	30,463,101	9,497,176
Meta Platforms, Inc., Class A	21,509,092	13,941,763
Netflix, Inc. (a)	58,664,017	5,645,825
ROBLOX Corp., Class A (a)	17,036,322	1,169,714
SoftBank Group Corp.	30,738,128	804,842
Live Nation Entertainment, Inc. (a)	4,161,383	674,727
Charter Communications, Inc., Class A (a)	2,331,906	547,135
T-Mobile US, Inc.	1,830,428	397,368
Reddit, Inc., Class A (a)	2,572,437	375,087
Spotify Technology SA (a)	561,393	289,084
Take-Two Interactive Software, Inc. (a)	944,530	199,749
Verizon Communications, Inc.	2,750,855	137,928
Nintendo Co., Ltd.	904,500	52,099
Epic Games, Inc. (a)(b)(c)	84,249	44,420
AST SpaceMobile, Inc., Class A (a)(d)	450,000	35,635
Stubhub Holdings, Inc., Class A (a)(d)	785,445	7,517
		43,405,958

The Growth Fund of America	2

Common stocks (continued)	Shares	Value (000)
Health care 11.07%
Eli Lilly and Co.	10,370,697	$10,909,870
Vertex Pharmaceuticals, Inc. (a)(e)	13,767,050	6,839,883
Alnylam Pharmaceuticals, Inc. (a)(e)	8,024,520	2,671,523
HCA Healthcare, Inc.	4,004,292	2,121,073
Amgen, Inc.	4,263,491	1,654,917
Intuitive Surgical, Inc. (a)	2,689,313	1,354,096
Thermo Fisher Scientific, Inc.	2,124,402	1,107,047
UnitedHealth Group, Inc.	3,389,370	994,001
Stryker Corp.	1,886,437	730,919
Moderna, Inc. (a)	12,500,000	669,625
Ionis Pharmaceuticals, Inc. (a)	7,668,655	622,311
Abbott Laboratories	5,259,568	611,951
Boston Scientific Corp. (a)	7,879,799	605,563
Danaher Corp.	2,468,940	520,057
Insmed, Inc. (a)	3,441,997	513,993
Illumina, Inc. (a)	3,611,230	485,566
Regeneron Pharmaceuticals, Inc.	602,903	471,271
Medline, Inc., Class A (a)	7,468,661	354,836
Ascendis Pharma AS (ADR) (a)	1,209,675	282,459
EssilorLuxottica SA	1,011,012	269,027
AbbVie, Inc.	1,148,966	266,652
Royalty Pharma PLC, Class A	5,501,224	254,212
Natera, Inc. (a)	988,724	205,694
GE HealthCare Technologies, Inc.	2,417,926	203,759
Mettler-Toledo International, Inc. (a)	136,405	186,423
Align Technology, Inc. (a)	903,791	171,811
Merck & Co., Inc.	1,356,602	167,974
Johnson & Johnson	622,526	154,654
Zoetis, Inc., Class A	1,077,259	141,229
Novo Nordisk AS, Class B	3,542,809	133,284
CVS Health Corp.	1,666,942	133,189
Guardant Health, Inc. (a)	1,263,832	118,674
Tenet Healthcare Corp. (a)	428,927	102,681
CRISPR Therapeutics AG (a)(d)	1,414,053	85,041
IQVIA Holdings, Inc. (a)	473,645	84,692
QIAGEN NV	1,294,828	64,482
Veeva Systems, Inc., Class A (a)	302,076	54,981
Doximity, Inc., Class A (a)	809,179	19,849
Verily Life Sciences, LLC (a)(b)(c)	673,374	5,926
		36,345,195

Industrials 10.24%
Uber Technologies, Inc. (a)	53,378,750	4,025,825
General Electric Co.	10,523,785	3,601,871
TransDigm Group, Inc.	2,674,254	3,483,991
FTAI Aviation, Ltd. (e)	6,137,214	1,876,760
Boeing Co. (The) (a)	7,560,802	1,720,309
Caterpillar, Inc.	2,190,033	1,626,822
Quanta Services, Inc.	2,238,269	1,260,325
ATI, Inc. (a)(e)	7,249,110	1,185,882
United Airlines Holdings, Inc. (a)	11,116,788	1,181,715
Republic Services, Inc.	4,797,801	1,098,696
Ingersoll-Rand, Inc.	10,305,232	970,135
Rolls-Royce Holdings PLC	51,055,899	917,521
Carrier Global Corp.	14,047,969	904,689
GE Vernova, Inc.	855,495	747,360
XPO, Inc. (a)	3,350,931	705,270
Recruit Holdings Co., Ltd.	14,939,200	656,822
Rocket Lab Corp. (a)	9,411,500	650,335
RTX Corp.	3,015,242	610,948
HEICO Corp.	1,601,921	511,750
HEICO Corp., Class A	303,153	72,790
Bombardier, Inc., Class B (a)	2,366,796	489,114
Safran SA	1,050,046	421,850
Northrop Grumman Corp.	574,345	416,044
Airbus SE, non-registered shares	1,853,030	403,401

3	The Growth Fund of America

Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Copart, Inc. (a)	9,150,837	$348,555
Delta Air Lines, Inc.	5,057,298	332,265
Axon Enterprise, Inc. (a)	604,792	328,039
United Rentals, Inc.	338,476	284,320
CSX Corp.	6,409,726	273,631
Ryanair Holdings PLC (ADR)	4,046,104	273,072
Automatic Data Processing, Inc.	948,415	203,302
Union Pacific Corp.	728,577	193,058
Lockheed Martin Corp.	282,905	186,174
GFL Environmental, Inc., subordinate voting shares	4,122,762	182,185
Waste Management, Inc.	627,328	151,086
Loar Holdings, Inc. (a)	1,998,761	141,492
Equifax, Inc.	630,911	131,835
Lennox International, Inc.	210,691	120,081
Deere & Co.	189,970	119,626
APi Group Corp. (a)	2,681,715	119,229
Siemens Energy AG	603,599	118,714
Builders FirstSource, Inc. (a)	1,118,157	116,613
Watsco, Inc.	198,375	82,788
SPX Technologies, Inc. (a)	305,773	69,392
Applied Industrial Technologies, Inc.	216,196	61,093
Tetra Tech, Inc.	1,647,990	59,064
TransUnion	644,235	50,605
Saia, Inc. (a)	120,248	48,747
Willscot Holdings Corp., Class A	1,587,237	34,300
Einride AB (a)(b)(c)	788,000	19,141
Einride AB (EUR denominated) (a)(b)(c)	267,404	6,495
		33,595,127

Financials 7.02%
Mastercard, Inc., Class A	5,712,317	2,954,467
Visa, Inc., Class A	8,385,891	2,684,659
Progressive Corp.	5,817,314	1,242,927
Bank of America Corp.	22,780,537	1,135,154
Affirm Holdings, Inc., Class A (a)	23,869,519	1,121,390
KKR & Co., Inc.	11,698,283	1,025,705
Goldman Sachs Group, Inc.	1,169,967	1,005,669
Capital One Financial Corp.	5,130,900	1,003,809
Block, Inc., Class A (a)	12,212,046	777,907
Wells Fargo & Co.	9,515,268	775,019
LPL Financial Holdings, Inc.	2,471,468	742,380
Brookfield Corp., Class A	15,157,291	664,496
Fannie Mae (a)	88,998,466	640,789
Apollo Asset Management, Inc.	6,095,435	637,582
Truist Financial Corp.	12,008,251	592,127
Toast, Inc., Class A (a)	21,248,104	580,286
BlackRock, Inc.	535,554	569,417
Ares Management Corp., Class A	4,092,559	458,407
Marsh & McLennan Cos., Inc.	2,344,445	437,802
UBS Group AG	9,262,139	385,616
JPMorgan Chase & Co.	1,254,069	376,597
Brown & Brown, Inc.	4,921,223	353,442
Federal Home Loan Mortgage Corp. (a)	54,406,526	350,378
Tradeweb Markets, Inc., Class A	2,511,988	309,615
Nu Holdings, Ltd., Class A (a)	20,019,745	299,896
Blue Owl Capital, Inc., Class A (d)	26,745,823	282,168
American Express Co.	815,866	252,021
Berkshire Hathaway, Inc., Class B (a)	497,031	250,976
Blackstone, Inc.	1,583,049	179,470
Coinbase Global, Inc., Class A (a)	1,000,000	175,850
Intercontinental Exchange, Inc.	873,852	143,425
Kinsale Capital Group, Inc.	343,351	133,794
Chime Financial, Inc., Class A (a)	5,947,950	131,628
Adyen NV (a)	103,649	121,835
PayPal Holdings, Inc.	1,955,070	90,344

The Growth Fund of America	4

Common stocks (continued)	Shares	Value (000)
Financials (continued)
S&P Global, Inc.	156,639	$69,216
Trupanion, Inc. (a)	1,643,625	43,622
Galaxy Digital, Inc., Class A (a)(c)	1,626,400	33,488
		23,033,373

Consumer staples 2.29%
Philip Morris International, Inc.	16,233,748	3,032,951
Costco Wholesale Corp.	1,582,109	1,599,180
Walmart, Inc.	4,858,751	621,677
L’Oreal SA	1,239,350	581,959
Performance Food Group Co. (a)	3,837,229	372,441
Hershey Co.	1,548,751	365,939
Caseys General Stores, Inc.	395,856	271,395
Avenue Supermarts, Ltd. (a)	5,780,754	244,482
Dollar Tree Stores, Inc. (a)	1,544,444	195,341
PepsiCo, Inc.	519,290	88,144
Estee Lauder Cos., Inc. (The), Class A	770,336	84,329
Coca-Cola Co.	900,779	73,468
		7,531,306

Energy 2.18%
EOG Resources, Inc.	9,820,694	1,218,552
Halliburton Co.	31,068,932	1,118,481
Exxon Mobil Corp.	7,310,356	1,114,829
TechnipFMC PLC	12,000,000	795,720
ConocoPhillips	6,021,493	683,199
Cenovus Energy, Inc. (CAD denominated)	24,894,286	554,626
Expand Energy Corp.	4,294,517	463,464
EQT Corp.	5,097,285	313,075
Canadian Natural Resources, Ltd. (CAD denominated)	5,660,516	247,618
Diamondback Energy, Inc.	1,100,000	191,488
Chevron Corp.	957,087	178,746
Ovintiv, Inc.	3,071,292	155,377
SLB, Ltd.	2,225,576	114,261
		7,149,436

Materials 1.91%
Sherwin-Williams Co.	2,848,246	1,032,745
Wheaton Precious Metals Corp.	4,688,271	767,236
Albemarle Corp.	3,993,326	713,488
Steel Dynamics, Inc.	3,527,611	681,287
Linde PLC	1,086,470	552,014
Air Products and Chemicals, Inc.	1,958,755	539,970
Barrick Mining Corp.	9,981,603	506,466
International Paper Co.	9,558,156	416,258
Southern Copper Corp.	1,459,661	318,644
Agnico Eagle Mines, Ltd.	704,893	177,351
Freeport-McMoRan, Inc.	2,212,320	150,615
Vale SA (ADR), ordinary nominative shares	8,500,000	146,030
Ecolab, Inc.	443,124	136,637
First Quantum Minerals, Ltd. (a)	4,069,610	121,845
		6,260,586

Real estate 0.59%
Welltower, Inc. REIT	5,921,166	1,226,392
Zillow Group, Inc., Class C, nonvoting shares (a)	7,045,846	314,386
CoStar Group, Inc. (a)	4,823,033	215,252
American Tower Corp. REIT	774,981	148,688
Millrose Properties, Inc., Class A, REIT	1,075,358	33,723
		1,938,441

5	The Growth Fund of America

Common stocks (continued)	Shares	Value (000)
Utilities 0.53%
Constellation Energy Corp.	3,213,626	$1,060,111
Vistra Corp.	1,686,468	293,260
NRG Energy, Inc.	1,284,138	229,809
Southern Co. (The)	1,642,966	159,992
		1,743,172
Total common stocks (cost: $135,066,492,000)		309,510,813
Preferred securities 1.90%
Information technology 1.07%
Anthropic, PBC, Class G-1, preferred shares (a)(b)(c)	5,075,585	1,315,269
Anthropic, PBC, Class F, preferred shares (a)(b)(c)	2,859,590	741,024
Databricks, Inc., Series J, preferred shares (a)(b)(c)	2,241,043	399,242
Databricks, Inc., Class L, preferred shares (a)(b)(c)	642,100	114,390
Databricks, Inc., Series K, preferred shares (a)(b)(c)	423,300	75,411
Stripe, LLC, Series I, 6.00% noncumulative preferred shares (a)(b)(c)	7,098,300	447,193
Stripe, LLC, Series BB-1, 6.00% noncumulative preferred shares (a)(b)(c)	604,130	38,060
Stripe, LLC, Series G, 6.00% noncumulative preferred shares (a)(b)(c)	396,250	24,964
Stripe, LLC, Series H, 6.00% noncumulative preferred shares (a)(b)(c)	376,444	23,716
Stripe, LLC, Series BB, 6.00% noncumulative preferred shares (a)(b)(c)	214,287	13,500
Crusoe Inc, Series E, preferred shares (a)(b)(c)	1,162,528	125,553
PsiQuantum Corp., Series E, preferred shares (a)(b)(c)	2,330,099	95,828
PsiQuantum Corp., Series D, preferred shares (a)(b)(c)	613,889	25,247
Groq, Inc., Series D-3, preferred shares (a)(b)(c)	583,022	51,288
Tipalti Solutions, Ltd., Series F, preferred shares (a)(b)(c)	3,800,381	15,087
		3,505,772

Financials 0.75%
Fannie Mae, Series S, 8.25% noncumulative preferred shares (a)(d)	83,474,148	1,122,727
Fannie Mae, Series T, 8.25% noncumulative preferred shares (a)	11,018,208	125,608
Fannie Mae, Series O, 7.00% noncumulative preferred shares (a)	1,737,998	38,942
Fannie Mae, Series R, 7.625% noncumulative preferred shares (a)	837,016	9,333
Fannie Mae, Series P, (3-month USD CME Term SOFR + 0.75%) 5.615% perpetual noncumulative preferred shares (a)	189,851	2,069
Federal Home Loan Mortgage Corp., Series Z, 8.375% noncumulative preferred shares (a)	92,897,703	1,164,008
Federal Home Loan Mortgage Corp., Series X, 6.02% noncumulative preferred shares (a)	238,812	2,543
Federal Home Loan Mortgage Corp., Series V, 5.57% noncumulative preferred shares (a)	212,500	2,236
		2,467,466

Consumer discretionary 0.08%
Waymo, LLC, Series A-2, 8.00% noncumulative preferred shares (a)(b)(c)	1,164,589	191,360
Waymo, LLC, Series D-2, preferred shares (a)(b)(c)	267,300	43,922
Waymo, LLC, Series B-2, noncumulative preferred shares (a)(b)(c)	163,537	26,872
		262,154

Industrials 0.00%
Einride AB, Series C, preferred shares (a)(b)(c)	658,158	15,987
Total preferred securities (cost: $4,235,032,000)		6,251,379
Rights & warrants 0.00%
Information technology 0.00%
Constellation Software, Inc., warrants, expire 3/31/2040 (a)(b)	180,549	— (f)
Total rights & warrants (cost: $0)		— (f)
Convertible stocks 0.19%
Information technology 0.19%
OpenAI Group PBC, Class A-2, convertible preferred shares (b)(c)	945,843	617,919

The Growth Fund of America	6

Convertible stocks (continued)	Shares	Value (000)

Industrials 0.00%
Long Wall Co., Class A-10, noncumulative convertible preferred shares (b)(c)	3,616,767	$2,387
Long Wall Co., Class A-9, noncumulative convertible preferred shares (b)(c)	644,229	425
		2,812
Total convertible stocks (cost: $223,028,000)		620,731
Convertible bonds & notes 0.04%	Principal amount (000)
Industrials 0.02%
Uber Technologies, Inc., convertible notes, 0% 5/15/2028 (g)	USD68,570	70,062

Communication services 0.01%
AST SpaceMobile, Inc., convertible notes, 2.25% 1/15/2036 (g)	36,000	37,575

Information technology 0.01%
Wolfspeed, Inc., convertible notes, 2.50% 6/15/2031 (g)	9,008	15,274
Total convertible bonds & notes (cost: $112,848,000)		122,911
Bonds, notes & other debt instruments 0.01%
Corporate bonds and notes 0.01%
Information technology 0.01%
Wolfspeed, Inc. 7.00% Cash 6/15/2031 (7.00% on 12/15/2030) (h)(i)	23,519	17,484
Total bonds, notes & other debt instruments (cost: $29,695,000)		17,484
Short-term securities 3.42%	Shares
Money market investments 3.38%
Capital Group Central Cash Fund 3.65% (e)(j)	110,901,160	11,090,116

Money market investments purchased with collateral from securities on loan 0.04%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 3.59% (j)(k)	73,973,184	73,973
Capital Group Central Cash Fund 3.65% (e)(j)(k)	561,904	56,191
		130,164
Total short-term securities (cost: $11,220,177,000)		11,220,280
Total investment securities 99.87% (cost: $150,887,272,000)		327,743,598
Other assets less liabilities 0.13%		440,059
Net assets 100.00%		$328,183,657
Investments in affiliates (e)

	Value at 9/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 2/28/2026 (000)	Dividend or interest income (000)
Common stocks 5.90%
Information technology 0.00%
Unity Software, Inc. (a)(l)	$834,290	$—	$210,527	$(72,999)	$(329,660)	$—	$—

7	The Growth Fund of America

Investments in affiliates (e) (continued)

	Value at 9/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 2/28/2026 (000)	Dividend or interest income (000)
Consumer discretionary 2.07%
Royal Caribbean Cruises, Ltd.	$7,651,993	$209,387	$1,303,593	$800,519	$(1,805,099)	$5,553,207	$38,436
Burlington Stores, Inc. (a)	1,190,095	73,495	62,377	(6,258)	59,436	1,254,391	—
Polaris, Inc. (l)	217,153	—	146,848	(108,756)	142,141	—	5,143
Caesars Entertainment, Inc. (a)(l)	343,678	—	231,537	(244,557)	179,748	—	—
Metaplanet, Inc. (a)(d)(l)	48,607	228,467	43,130	(99,843)	(33,115)	—	—
						6,807,598
Health care 2.90%
Vertex Pharmaceuticals, Inc. (a)	4,690,087	769,812	—	—	1,379,984	6,839,883	—
Alnylam Pharmaceuticals, Inc. (a)	4,545,952	185,395	990,527	282,071	(1,351,368)	2,671,523	—
						9,511,406
Industrials 0.93%
FTAI Aviation, Ltd.	571,542	582,113	—	—	723,105	1,876,760	1,300
ATI, Inc. (a)	515,882	68,930	—	—	601,070	1,185,882	—
XPO, Inc. (a)(l)	993,375	—	605,801	195,352	122,344	—	—
Dayforce, Inc. (a)(m)	643,561	—	633,043	56,959	(67,477)	—	—
						3,062,642
Total common stocks						19,381,646
Short-term securities 3.40%
Money market investments 3.38%
Capital Group Central Cash Fund 3.65% (j)	8,649,484	19,257,553	16,816,594	1,088	(1,415)	11,090,116	150,549
Money market investments purchased with collateral from securities on loan 0.02%
Capital Group Central Cash Fund 3.65% (j)(k)	56,191		— (n)			56,191	— (o)
Total short-term securities						11,146,307
Total 9.30%				$803,576	$(380,306)	$30,527,953	$195,428
Restricted securities (c)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Anthropic, PBC, Class G-1, preferred shares (a)(b)	1/27/2026-2/12/2026	$1,315,269	$1,315,269	0.40%
Anthropic, PBC, Class F, preferred shares (a)(b)	8/29/2025	403,109	741,024	0.23
OpenAI Group PBC, Class A-2, convertible preferred shares (b)	10/28/2025	177,682	617,919	0.19
OpenAI Group PBC, Class A (a)(b)	10/28/2025	196,742	298,911	0.09
Stripe, LLC, Series I, 6.00% noncumulative preferred shares (a)(b)	3/15/2023	142,918	447,193	0.14
Stripe, LLC, Class B (a)(b)	5/6/2021-8/24/2023	45,738	72,698	0.02
Stripe, LLC, Series BB-1, 6.00% noncumulative preferred shares (a)(b)	8/24/2023	13,012	38,060	0.01
Stripe, LLC, Series G, 6.00% noncumulative preferred shares (a)(b)	9/29/2023	8,909	24,964	0.01
Stripe, LLC, Series H, 6.00% noncumulative preferred shares (a)(b)	3/15/2021	15,105	23,716	0.01
Stripe, LLC, Series BB, 6.00% noncumulative preferred shares (a)(b)	8/24/2023	4,615	13,500	0.00 (p)
Databricks, Inc., Series J, preferred shares (a)(b)	12/17/2024	207,296	399,242	0.12
Databricks, Inc., Class L, preferred shares (a)(b)	12/16/2025	121,999	114,390	0.04
Databricks, Inc., Series K, preferred shares (a)(b)	9/8/2025	63,495	75,411	0.02
Waymo, LLC, Series A-2, 8.00% noncumulative preferred shares (a)(b)	5/1/2020	100,000	191,360	0.06
Waymo, LLC, Series D-2, preferred shares (a)(b)	2/2/2026	43,922	43,922	0.01
Waymo, LLC, Series B-2, noncumulative preferred shares (a)(b)	6/11/2021	15,000	26,872	0.01

The Growth Fund of America	8

Restricted securities (c) (continued)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Crusoe Inc, Series E, preferred shares (a)(b)	10/8/2025	$97,662	$125,553	0.04%
PsiQuantum Corp., Series E, preferred shares (a)(b)	3/17/2025-6/3/2025	95,828	95,828	0.03
PsiQuantum Corp., Series D, preferred shares (a)(b)	5/28/2021	16,100	25,247	0.01
Groq, Inc., Series D-3, preferred shares (a)(b)	9/17/2025	18,750	51,288	0.02
Epic Games, Inc. (a)(b)	3/29/2021	74,560	44,420	0.01
Einride AB (a)(b)	7/14/2025	26,792	19,141	0.01
Einride AB, Series C, preferred shares (a)(b)	11/23/2022-4/21/2025	22,377	15,987	0.00 (p)
Einride AB (EUR denominated) (a)(b)	2/1/2023	9,092	6,495	0.00 (p)
Galaxy Digital, Inc., Class A (a)	10/10/2025	58,550	33,488	0.01
Tipalti Solutions, Ltd., Series F, preferred shares (a)(b)	12/1/2021	65,065	15,087	0.00 (p)
Verily Life Sciences, LLC (a)(b)	12/21/2018	83,000	5,926	0.00 (p)
Long Wall Co., Class A-10, noncumulative convertible preferred shares (b)	12/14/2023	6,180	2,387	0.00 (p)
Long Wall Co., Class A-9, noncumulative convertible preferred shares (b)	10/22/2021	39,166	425	0.00 (p)
Total		$3,487,933	$4,885,723	1.49%

(a)	Non-income producing.
(b)	Value determined using significant unobservable inputs.
(c)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(d)	All or a portion of this security was on loan. Refer to Note 5 for more information on securities lending.
(e)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(f)	Amount less than one thousand.
(g)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $122,911,000, which represented 0.04% of the net assets of the fund.

(h)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
(i)	Step bond; coupon rate may change at a later date.
(j)	Rate represents the seven-day yield at 2/28/2026.
(k)	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
(l)	Affiliated issuer during the reporting period but no longer an affiliate at 2/28/2026. Refer to the investment portfolio for the security value at 2/28/2026.
(m)	Affiliated issuer during the reporting period but no longer held at 2/28/2026.
(n)	Represents net activity. Refer to Note 5 for more information on securities lending.
(o)	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.
(p)	Amount less than 0.01%.

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
CME = CME Group
EUR = Euros
REIT = Real Estate Investment Trust
SOFR = Secured Overnight Financing Rate
USD = U.S. dollars
Refer to the notes to financial statements.

9	The Growth Fund of America

Financial statements
Statement of assets and liabilities at February 28, 2026unaudited

(dollars in thousands)
Assets:
Investment securities, at value (includes $189,200 of investment securities on loan):
Unaffiliated issuers (cost: $131,221,206)	$297,215,645
Affiliated issuers (cost: $19,666,066)	30,527,953	$327,743,598
Cash		2,276
Cash denominated in currencies other than U.S. dollars (cost: $1)		1
Cash collateral received for securities on loan		14,462
Receivables for:
Sales of investments	624,137
Sales of fund’s shares	367,201
Dividends and interest	193,446
Securities lending income	239
Other	1,658	1,186,681
		328,947,018
Liabilities:
Collateral for securities on loan		144,626
Payables for:
Purchases of investments	279,262
Repurchases of fund’s shares	195,007
Investment advisory services	63,380
Services provided by related parties	66,991
Trustees’ deferred compensation	10,197
Other	3,898	618,735
Net assets at February 28, 2026		$328,183,657
Net assets consist of:
Capital paid in on shares of beneficial interest		$141,423,495
Total distributable earnings (accumulated loss)		186,760,162
Net assets at February 28, 2026		$328,183,657

Refer to the notes to financial statements.

The Growth Fund of America	10

Financial statements (continued)
Statement of assets and liabilities at February 28, 2026 (continued)unaudited

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (4,177,517 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$164,978,653	2,086,748	$79.06
Class C	3,890,297	58,897	66.05
Class T	17	— *	78.96
Class F-1	6,790,417	86,800	78.23
Class F-2	46,722,980	593,350	78.74
Class F-3	16,547,645	209,149	79.12
Class 529-A	16,669,425	215,050	77.51
Class 529-C	338,366	5,117	66.13
Class 529-E	423,826	5,583	75.92
Class 529-T	35	— *	78.95
Class 529-F-1	19	— *	77.19
Class 529-F-2	1,866,017	23,648	78.91
Class 529-F-3	167	2	78.81
Class R-1	334,427	4,929	67.86
Class R-2	2,565,681	37,115	69.13
Class R-2E	378,488	5,028	75.27
Class R-3	5,541,093	72,850	76.06
Class R-4	5,240,131	67,226	77.95
Class R-5E	1,518,193	19,494	77.88
Class R-5	2,886,385	36,511	79.06
Class R-6	51,491,395	650,020	79.22
*
Amount less than one thousand.
Refer to the notes to financial statements.

11	The Growth Fund of America

Financial statements (continued)
Statement of operations for the six months ended February 28, 2026unaudited

(dollars in thousands)
Investment income:
Income:
Dividends (net of non-U.S. taxes of $12,257; also includes $195,428 from affiliates)	$1,154,515
Securities lending income (net of fees)	2,499
Interest from unaffiliated issuers	666	$1,157,680
Fees and expenses*:
Investment advisory services	418,306
Distribution services	296,409
Transfer agent services	101,655
Administrative services	50,089
529 plan services	5,063
Reports to shareholders	2,471
Registration statement and prospectus	8,598
Trustees’ compensation	1,361
Auditing and legal	547
Custodian	2,604
Other	141	887,244
Net investment income		270,436
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	19,601,769
Affiliated issuers	803,576
Currency transactions	(2,390)	20,402,955
Net unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	(10,602,165)
Affiliated issuers	(380,306)
Currency translations	544	(10,981,927)
Net realized gain (loss) and unrealized appreciation (depreciation)		9,421,028
Net increase (decrease) in net assets resulting from operations		$9,691,464
*
Additional information related to class-specific fees and expenses is included in the notes to financial statements.
Refer to the notes to financial statements.

The Growth Fund of America	12

Financial statements (continued)
Statements of changes in net assets

(dollars in thousands)
	Six months ended February 28,	Year ended August 31,
	2026*	2025

Operations:
Net investment income	$270,436	$866,245
Net realized gain (loss)	20,402,955	30,304,769
Net unrealized appreciation (depreciation)	(10,981,927)	32,867,102
Net increase (decrease) in net assets resulting from operations	9,691,464	64,038,116
Distributions paid to shareholders	(33,129,924)	(25,096,277)
Net capital share transactions	22,645,578	5,199,932
Total increase (decrease) in net assets	(792,882)	44,141,771
Net assets:
Beginning of period	328,976,539	284,834,768
End of period	$328,183,657	$328,976,539
*
Unaudited.
Refer to the notes to financial statements.

13	The Growth Fund of America

Notes to financial statementsunaudited
1. Organization

The Growth Fund of America (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks to provide growth of capital.
The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:
Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75% for Class A; up to 3.50% for Class 529-A	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*
Class T and 529-T shares are not available for purchase.
Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.
2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Operating segments — The fund represents a single operating segment as the operating results of the fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the fund’s portfolio management team. A senior executive team comprised of the fund’s Principal Executive Officer and Principal Financial Officer, serves as the fund’s chief operating decision maker (“CODM”), who act in accordance with Board of Trustee reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess the fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.

The Growth Fund of America	14

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.
Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.
Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.

15	The Growth Fund of America

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of February 28, 2026, were as follows (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$97,048,657	$7,498,151	$371,609	$104,918,417
Consumer discretionary	43,589,802	—	—	43,589,802
Communication services	43,361,538	—	44,420	43,405,958
Health care	36,339,269	—	5,926	36,345,195
Industrials	33,569,491	—	25,636	33,595,127
Financials	23,033,373	—	—	23,033,373
Consumer staples	6,949,347	581,959	—	7,531,306
Energy	7,149,436	—	—	7,149,436
Materials	6,260,586	—	—	6,260,586
Real estate	1,938,441	—	—	1,938,441
Utilities	1,743,172	—	—	1,743,172
Preferred securities	2,467,466	—	3,783,913	6,251,379
Rights & warrants	—	—	— *	— *
Convertible stocks	—	—	620,731	620,731
Convertible bonds & notes	—	122,911	—	122,911
Bonds, notes & other debt instruments	—	17,484	—	17,484
Short-term securities	11,220,280	—	—	11,220,280
Total	$314,670,858	$8,220,505	$4,852,235	$327,743,598
*
Amount less than one thousand.

The Growth Fund of America	16

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the six months ended February 28, 2026 (dollars in thousands):
	Common stocks	Preferred securities	Rights & warrants	Convertible stocks	Total
Beginning value at 9/1/2025	$162,596	$1,309,707	$444,205	$2,978	$1,919,486
Transfers into level 3[1]	—	—	—	—	—
Purchases	196,742	1,717,347	—	177,682	2,091,771
Sales	—	(111,941)	(177,682)	—	(289,623)
Net realized gain (loss)[2]	—	55,690	—	—	55,690
Unrealized appreciation (depreciation)[2]	88,253	813,110	(266,523)	440,071	1,074,911
Transfers out of level 3[1]	—	—	—	—	—
Ending value at 2/28/2026	$447,591	$3,783,913	— [3]	$620,731	$4,852,235
Net unrealized appreciation (depreciation) during the period on Level 3 investment securities held at 2/28/2026.	$88,253	$813,110	$ —	$440,071	$1,341,434
1
Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred. These transfers are the result of changes in the availability of pricing sources and/or in the observability of significant inputs used in valuing the securities.
2
Net realized gain (loss) and unrealized appreciation (depreciation) are included in the related amounts on investments in the fund’s statement of operations.
3
Amount less than one thousand.
Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):
	Value at 2/28/2026	Valuation techniques	Unobservable inputs	Range (if applicable)	Weighted average[1]	Impact to valuation from an increase in input[2]
Common stocks	$447,591	Market comparables	EV/Sales multiple	5.5x	5.5x	Increase
		Transaction	Transaction price	Not applicable	Not applicable	Not applicable
			Discount for uncertainty	5% - 25%	7%	Decrease
Preferred securities	$3,783,913	Transaction	Transaction price	Not applicable	Not applicable	Not applicable
			Discount for uncertainty	25%	25%	Decrease
			Expected proceeds	Not applicable	Not applicable	Not applicable
		Market comparables	EV/Sales multiple	8.9x - 21.0x	18.9x	Increase
			EV/Gross Profit multiple	11.3x	11.3x	Increase
			DLOM	13%	13%	Decrease
			Premium to EV/Gross Profit multiple	50%	50%	Increase
Rights & warrants	$— [3]	Estimated recovery value	Expected proceeds	Not applicable	Not applicable	Not applicable
Convertible stocks	$620,731	Transaction	Transaction price	Not applicable	Not applicable	Not applicable
			Discount for uncertainty	5%	5%	Decrease
			Discount to transaction price	5%	5%	Decrease
	$4,852,235
1
Weighted average is by relative fair value.
2
This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
3
Amount less than one thousand.

Key to abbreviations
DLOM = Discount for lack of marketability
EV = Enterprise value

17	The Growth Fund of America

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.
Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.
Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.
Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.
Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

The Growth Fund of America	18

5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.
Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.
The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.
As of February 28, 2026, the total value of securities on loan was $189,200,000, and the total value of collateral received was $195,612,000. Collateral received includes cash of $144,626,000 and U.S. government securities of $50,986,000. Investment securities purchased from cash collateral are disclosed in the fund’s investment portfolio as short-term securities. Securities received as collateral are not recognized as fund assets. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.
6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the period ended February 28, 2026, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.
The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years ("EU reclaims"). These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase and unrealized appreciation of certain investments in securities outside the U.S.. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

19	The Growth Fund of America

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of August 31, 2025, the components of distributable earnings on a tax basis were as follows (dollars in thousands):
Undistributed ordinary income	$886,738
Undistributed long-term capital gains	23,776,086
Post-October capital loss deferral*	(1,373,176)
*
This deferral is considered incurred in the subsequent year.
As of February 28, 2026, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):
Gross unrealized appreciation on investments	$180,831,651
Gross unrealized depreciation on investments	(5,477,506)
Net unrealized appreciation (depreciation) on investments	175,354,145
Cost of investments	152,389,453
Distributions paid were characterized for tax purposes as follows (dollars in thousands):
	Six months ended February 28, 2026			Year ended August 31, 2025
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class A	$462,030	$16,102,067	$16,564,097	$582,025	$11,979,977	$12,562,002
Class C	—	449,295	449,295	—	353,728	353,728
Class T	— †	2	2	— †	1	1
Class F-1	15,485	674,552	690,037	21,952	524,777	546,729
Class F-2	220,663	4,547,659	4,768,322	238,387	3,253,062	3,491,449
Class F-3	94,830	1,610,732	1,705,562	97,838	1,145,739	1,243,577
Class 529-A	43,421	1,644,159	1,687,580	55,218	1,222,926	1,278,144
Class 529-C	—	38,171	38,171	—	31,185	31,185
Class 529-E	62	43,097	43,159	534	33,665	34,199
Class 529-T	— †	3	3	— †	2	2
Class 529-F-1	— †	2	2	— †	1	1
Class 529-F-2	8,853	176,141	184,994	8,467	114,147	122,614
Class 529-F-3	1	19	20	1	17	18
Class R-1	—	37,615	37,615	—	29,340	29,340
Class R-2	—	286,789	286,789	—	211,545	211,545
Class R-2E	—	33,113	33,113	—	23,197	23,197
Class R-3	—	561,617	561,617	4,184	422,357	426,541
Class R-4	12,532	522,788	535,320	18,029	413,798	431,827
Class R-5E	6,553	145,424	151,977	6,532	100,313	106,845
Class R-5	15,078	281,306	296,384	17,434	220,636	238,070
Class R-6	282,723	4,813,142	5,095,865	311,284	3,653,979	3,965,263
Total	$1,162,231	$31,967,693	$33,129,924	$1,361,885	$23,734,392	$25,096,277
†
Amount less than one thousand.
7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, CCG and AFS are considered related parties to the fund.
Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.500% on the first $1 billion of daily net assets and decreasing to 0.225% on such assets in excess of $341 billion. For the six months ended February 28, 2026, the investment advisory services fees were $418,306,000, which were equivalent to an annualized rate of 0.251% of average daily net assets.

The Growth Fund of America	20

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:
Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate CCG for paying service fees, to firms that have entered into agreements with CCG to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.
Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50
For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by CCG for certain shares sold without a sales charge. These share classes reimburse CCG for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of February 28, 2026, unreimbursed expenses subject to reimbursement totaled $524,000 for Class A shares. There were no unreimbursed expenses subject to reimbursement for Class 529-A shares.
Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.
Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.
529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth Savers Plan (formerly, Virginia529) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Commonwealth Savers Plan through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Commonwealth Savers Plan is not considered a related party to the fund.
The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the six months ended February 28, 2026, the 529 plan services fees were $5,063,000, which were equivalent to 0.052% of the average daily net assets of each 529 share class.

21	The Growth Fund of America

For the six months ended February 28, 2026, class-specific expenses under the agreements were as follows (dollars in thousands):
Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$211,256	$49,812	$25,357	Not applicable
Class C	20,158	1,184	606	Not applicable
Class T	—	— *	— *	Not applicable
Class F-1	8,679	4,223	1,054	Not applicable
Class F-2	Not applicable	26,742	7,105	Not applicable
Class F-3	Not applicable	113	2,518	Not applicable
Class 529-A	19,758	4,615	2,548	$4,384
Class 529-C	1,727	94	52	89
Class 529-E	1,095	78	66	113
Class 529-T	—	— *	— *	— *
Class 529-F-1	—	— *	— *	— *
Class 529-F-2	Not applicable	394	277	477
Class 529-F-3	Not applicable	— *	— *	— *
Class R-1	1,725	162	52	Not applicable
Class R-2	9,944	4,626	398	Not applicable
Class R-2E	1,029	343	51	Not applicable
Class R-3	14,241	4,267	855	Not applicable
Class R-4	6,797	2,762	816	Not applicable
Class R-5E	Not applicable	1,135	227	Not applicable
Class R-5	Not applicable	774	447	Not applicable
Class R-6	Not applicable	331	7,660	Not applicable

Total class-specific expenses	$296,409	$101,655	$50,089	$5,063
*
Amount less than one thousand.
Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $1,361,000 in the fund’s statement of operations reflects $458,000 in current fees (either paid in cash or deferred) and a net increase of $903,000 in the value of the deferred amounts.
Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from the fund.
Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.
Security transactions with related funds — The fund purchased investment securities from, and sold investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended February 28, 2026, the fund engaged in such purchase and sale transactions with related funds in the amounts of $2,912,287,000 and $3,190,110,000, respectively, which generated $500,585,000 of net realized gains from such sales.
Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended February 28, 2026.

The Growth Fund of America	22

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.
9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended February 28, 2026
Class A	$4,307,658	50,851	$16,296,331	208,153	$(11,074,005)	(132,115)	$9,529,984	126,889
Class C	320,829	4,494	448,218	6,843	(577,077)	(8,074)	191,970	3,263
Class T	—	—	—	—	—	—	—	—
Class F-1	121,719	1,464	682,676	8,811	(536,676)	(6,468)	267,719	3,807
Class F-2	4,019,391	47,726	4,633,609	59,444	(4,893,830)	(58,708)	3,759,170	48,462
Class F-3	1,491,488	17,568	1,669,714	21,325	(1,784,602)	(21,398)	1,376,600	17,495
Class 529-A	748,782	9,008	1,687,072	21,979	(1,278,088)	(15,405)	1,157,766	15,582
Class 529-C	50,749	712	38,163	582	(65,752)	(911)	23,160	383
Class 529-E	16,257	200	43,141	573	(43,943)	(538)	15,455	235
Class 529-T	—	—	3	— †	—	—	3	— †
Class 529-F-1	—	—	2	— †	—	—	2	— †
Class 529-F-2	175,755	2,082	184,955	2,368	(131,784)	(1,562)	228,926	2,888
Class 529-F-3	2	— †	20	— †	(60)	(1)	(38)	(1)
Class R-1	19,723	268	37,575	558	(42,205)	(573)	15,093	253
Class R-2	323,511	4,250	286,570	4,180	(378,162)	(5,078)	231,919	3,352
Class R-2E	113,156	1,435	33,113	444	(61,226)	(751)	85,043	1,128
Class R-3	558,873	6,798	560,390	7,435	(737,255)	(9,043)	382,008	5,190
Class R-4	349,233	4,155	534,963	6,930	(651,929)	(7,828)	232,267	3,257
Class R-5E	217,451	2,583	151,965	1,971	(154,453)	(1,851)	214,963	2,703
Class R-5	119,216	1,402	295,662	3,779	(311,825)	(3,666)	103,053	1,515
Class R-6	3,417,070	41,129	5,063,916	64,599	(3,650,471)	(42,670)	4,830,515	63,058
Total net increase (decrease)	$16,370,863	196,125	$32,648,058	419,974	$(26,373,343)	(316,640)	$22,645,578	299,459
Refer to the end of the table(s) for footnote(s).

23	The Growth Fund of America

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended August 31, 2025
Class A	$8,938,103	116,460	$12,369,423	165,190	$(17,648,213)	(229,655)	$3,659,313	51,995
Class C	603,326	9,149	352,739	5,499	(1,080,241)	(16,412)	(124,176)	(1,764)
Class T	—	—	—	—	—	—	—	—
Class F-1	198,839	2,585	540,727	7,289	(881,641)	(11,534)	(142,075)	(1,660)
Class F-2	7,479,696	97,915	3,391,306	45,472	(8,849,966)	(114,303)	2,021,036	29,084
Class F-3	2,583,987	33,472	1,215,723	16,236	(2,880,194)	(37,332)	919,516	12,376
Class 529-A	1,450,430	19,107	1,277,718	17,368	(2,372,131)	(30,956)	356,017	5,519
Class 529-C	79,072	1,194	31,179	485	(145,543)	(2,193)	(35,292)	(514)
Class 529-E	34,208	460	34,191	473	(82,821)	(1,092)	(14,422)	(159)
Class 529-T	—	—	2	— †	—	—	2	— †
Class 529-F-1	—	—	1	— †	—	—	1	— †
Class 529-F-2	345,491	4,473	122,528	1,640	(219,719)	(2,826)	248,300	3,287
Class 529-F-3	176	3	19	— †	(207)	(3)	(12)	— †
Class R-1	44,584	659	29,334	446	(84,403)	(1,236)	(10,485)	(131)
Class R-2	384,468	5,612	211,391	3,164	(620,419)	(9,049)	(24,560)	(273)
Class R-2E	52,647	707	23,197	323	(55,711)	(758)	20,133	272
Class R-3	731,566	9,859	425,472	5,877	(1,235,869)	(16,630)	(78,831)	(894)
Class R-4	560,865	7,375	431,459	5,836	(1,248,223)	(16,418)	(255,899)	(3,207)
Class R-5E	269,033	3,552	106,807	1,446	(516,966)	(6,722)	(141,126)	(1,724)
Class R-5	262,828	3,406	237,383	3,173	(668,763)	(8,577)	(168,552)	(1,998)
Class R-6	4,378,585	57,617	3,944,323	52,619	(9,351,864)	(120,540)	(1,028,956)	(10,304)
Total net increase (decrease)	$28,397,904	373,605	$24,744,922	332,536	$(47,942,894)	(626,236)	$5,199,932	79,905
*
Includes exchanges between share classes of the fund.
†
Amount less than one thousand.
10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding in-kind transactions, short-term securities and U.S. government obligations, if any, of $56,717,520,000 and $69,527,726,000, respectively, during the six months ended February 28, 2026.

The Growth Fund of America	24

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]

Class A:
2/28/2026[5,6]	$85.28	$.04	$2.34	$2.38	$(.24 )	$(8.36)	$(8.60)	$79.06	2.90%[7]	$164,979	.60%[8]	.60%[8]	.09%[8]
8/31/2025	75.37	.17	16.43	16.60	(.31 )	(6.38)	(6.69)	85.28	23.26	167,143.60		.60	.22
8/31/2024	62.30	.27	17.47	17.74	(.37 )	(4.30)	(4.67)	75.37	30.05	143,793.61		.61	.39
8/31/2023	55.10	.34	8.87	9.21	(.17 )	(1.84)	(2.01)	62.30	17.60	116,384.63		.63	.61
8/31/2022	78.42	.15	(17.40)	(17.25)	(.06 )	(6.01)	(6.07)	55.10	(23.78)	104,664.60		.60	.23
8/31/2021	63.18	.05	18.10	18.15	(.17 )	(2.74)	(2.91)	78.42	29.49	144,012.61		.61	.07
Class C:
2/28/2026[5,6]	72.66	(.23 )	1.98	1.75	—	(8.36)	(8.36)	66.05	2.51 [7]	3,890	1.35 [8]	1.35 [8]	(.65 )[8]
8/31/2025	65.30	(.35 )	14.09	13.74	—	(6.38)	(6.38)	72.66	22.34	4,043	1.35	1.35	(.53 )
8/31/2024	54.60	(.21 )	15.21	15.00	—	(4.30)	(4.30)	65.30	29.09	3,748	1.36	1.36	(.35 )
8/31/2023	48.73	(.07 )	7.78	7.71	— [9]	(1.84)	(1.84)	54.60	16.72	3,305	1.38	1.38	(.14 )
8/31/2022	70.50	(.32 )	(15.44)	(15.76)	—	(6.01)	(6.01)	48.73	(24.36)	3,252	1.36	1.36	(.53 )
8/31/2021	57.32	(.42 )	16.34	15.92	—	(2.74)	(2.74)	70.50	28.54	4,852	1.35	1.35	(.68 )
Class T:
2/28/2026[5,6]	85.28	.15	2.34	2.49	(.45 )	(8.36)	(8.81)	78.96	3.03 [7,10]	— [11]	.35 [8,10]	.35 [8,10]	.34 [8,10]
8/31/2025	75.37	.36	16.43	16.79	(.50 )	(6.38)	(6.88)	85.28	23.57 [10]	— [11]	.35 [10]	.35 [10]	.47 [10]
8/31/2024	62.31	.44	17.46	17.90	(.54 )	(4.30)	(4.84)	75.37	30.39 [10]	— [11]	.35 [10]	.35 [10]	.66 [10]
8/31/2023	55.13	.49	8.85	9.34	(.32 )	(1.84)	(2.16)	62.31	17.92 [10]	— [11]	.36 [10]	.36 [10]	.88 [10]
8/31/2022	78.44	.31	(17.38)	(17.07)	(.23 )	(6.01)	(6.24)	55.13	(23.58)[10]	— [11]	.36 [10]	.36 [10]	.47 [10]
8/31/2021	63.19	.20	18.10	18.30	(.31 )	(2.74)	(3.05)	78.44	29.76 [10]	— [11]	.38 [10]	.38 [10]	.29 [10]
Class F-1:
2/28/2026[5,6]	84.45	.02	2.31	2.33	(.19 )	(8.36)	(8.55)	78.23	2.86 [7]	6,791	.66 [8]	.66 [8]	.04 [8]
8/31/2025	74.69	.13	16.28	16.41	(.27 )	(6.38)	(6.65)	84.45	23.20	7,009.65		.65	.17
8/31/2024	61.78	.23	17.32	17.55	(.34 )	(4.30)	(4.64)	74.69	29.98	6,323.66		.66	.35
8/31/2023	54.64	.32	8.79	9.11	(.13 )	(1.84)	(1.97)	61.78	17.57	5,566.66		.66	.58
8/31/2022	77.79	.11	(17.25)	(17.14)	—	(6.01)	(6.01)	54.64	(23.82)	5,330.66		.66	.16
8/31/2021	62.70	.01	17.95	17.96	(.13 )	(2.74)	(2.87)	77.79	29.40	7,747.66		.66	.02
Class F-2:
2/28/2026[5,6]	85.06	.12	2.33	2.45	(.41 )	(8.36)	(8.77)	78.74	2.98 [7]	46,723	.40 [8]	.40 [8]	.29 [8]
8/31/2025	75.19	.32	16.40	16.72	(.47 )	(6.38)	(6.85)	85.06	23.52	46,348.40		.40	.42
8/31/2024	62.17	.41	17.42	17.83	(.51 )	(4.30)	(4.81)	75.19	30.32	38,785.40		.40	.61
8/31/2023	55.00	.46	8.84	9.30	(.29 )	(1.84)	(2.13)	62.17	17.87	31,088.41		.41	.84
8/31/2022	78.29	.29	(17.35)	(17.06)	(.22 )	(6.01)	(6.23)	55.00	(23.62)	28,563.40		.40	.43
8/31/2021	63.07	.19	18.07	18.26	(.30 )	(2.74)	(3.04)	78.29	29.76	37,459.40		.40	.28
Class F-3:
2/28/2026[5,6]	85.46	.17	2.34	2.51	(.49 )	(8.36)	(8.85)	79.12	3.05 [7]	16,548	.29 [8]	.29 [8]	.40 [8]
8/31/2025	75.51	.41	16.46	16.87	(.54 )	(6.38)	(6.92)	85.46	23.64	16,379.29		.29	.53
8/31/2024	62.41	.48	17.49	17.97	(.57 )	(4.30)	(4.87)	75.51	30.46	13,538.29		.29	.71
8/31/2023	55.22	.52	8.87	9.39	(.36 )	(1.84)	(2.20)	62.41	17.99	10,820.30		.30	.94
8/31/2022	78.57	.36	(17.40)	(17.04)	(.30 )	(6.01)	(6.31)	55.22	(23.53)	8,922.29		.29	.54
8/31/2021	63.28	.26	18.13	18.39	(.36 )	(2.74)	(3.10)	78.57	29.88	11,555.30		.30	.38
Class 529-A:
2/28/2026[5,6]	83.77	.03	2.29	2.32	(.22 )	(8.36)	(8.58)	77.51	2.87 [7]	16,669	.63 [8]	.63 [8]	.06 [8]
8/31/2025	74.14	.15	16.15	16.30	(.29 )	(6.38)	(6.67)	83.77	23.23	16,710.62		.62	.19
8/31/2024	61.36	.24	17.19	17.43	(.35 )	(4.30)	(4.65)	74.14	30.00	14,380.65		.65	.36
8/31/2023	54.31	.31	8.73	9.04	(.15 )	(1.84)	(1.99)	61.36	17.55	11,697.67		.67	.58
8/31/2022	77.37	.13	(17.14)	(17.01)	(.04 )	(6.01)	(6.05)	54.31	(23.79)	10,549.64		.64	.20
8/31/2021	62.38	.02	17.87	17.89	(.16 )	(2.74)	(2.90)	77.37	29.45	14,481.64		.64	.03
Refer to the end of the table(s) for footnote(s).

25	The Growth Fund of America

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class 529-C:
2/28/2026[5,6]	$72.75	$(.25 )	$1.99	$1.74	$—	$(8.36)	$(8.36)	$66.13	2.49%[7]	$338	1.39%[8]	1.39%[8]	(.70 )%[8]
8/31/2025	65.40	(.38 )	14.11	13.73	—	(6.38)	(6.38)	72.75	22.29	345	1.40	1.40	(.57 )
8/31/2024	54.70	(.23 )	15.23	15.00	—	(4.30)	(4.30)	65.40	29.03	343	1.40	1.40	(.39 )
8/31/2023	48.85	(.10 )	7.79	7.69	—	(1.84)	(1.84)	54.70	16.64	325	1.44	1.44	(.20 )
8/31/2022	70.68	(.35 )	(15.47)	(15.82)	—	(6.01)	(6.01)	48.85	(24.39)	340	1.41	1.41	(.59 )
8/31/2021	57.48	(.44 )	16.38	15.94	—	(2.74)	(2.74)	70.68	28.49	561	1.38	1.38	(.71 )
Class 529-E:
2/28/2026[5,6]	82.12	(.07 )	2.24	2.17	(.01 )	(8.36)	(8.37)	75.92	2.74 [7]	424	.88 [8]	.88 [8]	(.18 )[8]
8/31/2025	72.80	(.04 )	15.84	15.80	(.10 )	(6.38)	(6.48)	82.12	22.92	439.88		.88	(.06 )
8/31/2024	60.33	.08	16.90	16.98	(.21 )	(4.30)	(4.51)	72.80	29.72	401.88		.88	.12
8/31/2023	53.41	.18	8.59	8.77	(.01 )	(1.84)	(1.85)	60.33	17.26	335.91		.91	.33
8/31/2022	76.33	(.04 )	(16.87)	(16.91)	—	(6.01)	(6.01)	53.41	(23.98)	311.88		.88	(.05 )
8/31/2021	61.59	(.14 )	17.64	17.50	(.02 )	(2.74)	(2.76)	76.33	29.14	447.88		.88	(.21 )
Class 529-T:
2/28/2026[5,6]	85.25	.12	2.34	2.46	(.40 )	(8.36)	(8.76)	78.95	3.00 [7,10]	— [11]	.39 [8,10]	.39 [8,10]	.30 [8,10]
8/31/2025	75.34	.32	16.43	16.75	(.46 )	(6.38)	(6.84)	85.25	23.50 [10]	— [11]	.40 [10]	.40 [10]	.41 [10]
8/31/2024	62.29	.39	17.46	17.85	(.50 )	(4.30)	(4.80)	75.34	30.30 [10]	— [11]	.42 [10]	.42 [10]	.59 [10]
8/31/2023	55.10	.46	8.86	9.32	(.29 )	(1.84)	(2.13)	62.29	17.87 [10]	— [11]	.41 [10]	.41 [10]	.83 [10]
8/31/2022	78.41	.28	(17.39)	(17.11)	(.19 )	(6.01)	(6.20)	55.10	(23.64)[10]	— [11]	.41 [10]	.41 [10]	.42 [10]
8/31/2021	63.17	.16	18.10	18.26	(.28 )	(2.74)	(3.02)	78.41	29.71 [10]	— [11]	.44 [10]	.44 [10]	.24 [10]
Class 529-F-1:
2/28/2026[5,6]	83.53	.09	2.29	2.38	(.36 )	(8.36)	(8.72)	77.19	2.96 [7,10]	— [11]	.47 [8,10]	.47 [8,10]	.22 [8,10]
8/31/2025	73.97	.27	16.11	16.38	(.44 )	(6.38)	(6.82)	83.53	23.44 [10]	— [11]	.46 [10]	.46 [10]	.36 [10]
8/31/2024	61.23	.38	17.14	17.52	(.48 )	(4.30)	(4.78)	73.97	30.28 [10]	— [11]	.43 [10]	.43 [10]	.57 [10]
8/31/2023	54.19	.42	8.71	9.13	(.25 )	(1.84)	(2.09)	61.23	17.80 [10]	— [11]	.46 [10]	.46 [10]	.77 [10]
8/31/2022	77.23	.23	(17.09)	(16.86)	(.17 )	(6.01)	(6.18)	54.19	(23.68)[10]	— [11]	.48 [10]	.48 [10]	.35 [10]
8/31/2021	62.24	.13	17.88	18.01	(.28 )	(2.74)	(3.02)	77.23	29.74 [10]	— [11]	.42 [10]	.42 [10]	.22 [10]
Class 529-F-2:
2/28/2026[5,6]	85.22	.13	2.34	2.47	(.42 )	(8.36)	(8.78)	78.91	3.01 [7]	1,866	.38 [8]	.38 [8]	.31 [8]
8/31/2025	75.32	.33	16.42	16.75	(.47 )	(6.38)	(6.85)	85.22	23.53	1,769.39		.39	.43
8/31/2024	62.28	.41	17.45	17.86	(.52 )	(4.30)	(4.82)	75.32	30.33	1,316.40		.40	.60
8/31/2023	55.10	.47	8.85	9.32	(.30 )	(1.84)	(2.14)	62.28	17.88	940.38		.38	.86
8/31/2022	78.40	.29	(17.37)	(17.08)	(.21 )	(6.01)	(6.22)	55.10	(23.61)	773.40		.40	.44
8/31/2021[5,12]	59.21	.15	22.06	22.21	(.28 )	(2.74)	(3.02)	78.40	38.38 [7]	932	.43 [8]	.43 [8]	.26 [8]
Class 529-F-3:
2/28/2026[5,6]	85.13	.16	2.31	2.47	(.43 )	(8.36)	(8.79)	78.81	3.02 [7]	— [11]	.34 [8]	.34 [8]	.38 [8]
8/31/2025	75.25	.36	16.41	16.77	(.51 )	(6.38)	(6.89)	85.13	23.59	— [11]	.34	.34	.47
8/31/2024	62.21	.39	17.48	17.87	(.53 )	(4.30)	(4.83)	75.25	30.39	— [11]	.35	.35	.56
8/31/2023	55.05	.48	8.85	9.33	(.33 )	(1.84)	(2.17)	62.21	17.93	— [11]	.36	.36	.88
8/31/2022	78.35	.32	(17.36)	(17.04)	(.25 )	(6.01)	(6.26)	55.05	(23.58)	— [11]	.35	.35	.49
8/31/2021[5,12]	59.21	.19	22.06	22.25	(.37 )	(2.74)	(3.11)	78.35	38.45 [7]	— [11]	.38 [8]	.35 [8]	.32 [8]
Class R-1:
2/28/2026[5,6]	74.43	(.25 )	2.04	1.79	—	(8.36)	(8.36)	67.86	2.50 [7]	335	1.38 [8]	1.38 [8]	(.68 )[8]
8/31/2025	66.76	(.38 )	14.43	14.05	—	(6.38)	(6.38)	74.43	22.32	348	1.37	1.37	(.55 )
8/31/2024	55.74	(.22 )	15.54	15.32	—	(4.30)	(4.30)	66.76	29.06	321	1.38	1.38	(.37 )
8/31/2023	49.71	(.07 )	7.94	7.87	—	(1.84)	(1.84)	55.74	16.72	280	1.38	1.38	(.14 )
8/31/2022	71.80	(.33 )	(15.75)	(16.08)	—	(6.01)	(6.01)	49.71	(24.36)	269	1.38	1.38	(.55 )
8/31/2021	58.35	(.45 )	16.64	16.19	—	(2.74)	(2.74)	71.80	28.49	402	1.38	1.38	(.70 )
Refer to the end of the table(s) for footnote(s).

The Growth Fund of America	26

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class R-2:
2/28/2026[5,6]	$75.68	$(.26 )	$2.07	$1.81	$—	$(8.36)	$(8.36)	$69.13	2.49%[7]	$2,566	1.39%[8]	1.39%[8]	(.70 )%[8]
8/31/2025	67.78	(.39 )	14.67	14.28	—	(6.38)	(6.38)	75.68	22.32	2,555	1.38	1.38	(.56 )
8/31/2024	56.54	(.23 )	15.77	15.54	—	(4.30)	(4.30)	67.78	29.05	2,307	1.38	1.38	(.37 )
8/31/2023	50.40	(.08 )	8.06	7.98	—	(1.84)	(1.84)	56.54	16.71	1,945	1.39	1.39	(.15 )
8/31/2022	72.72	(.35 )	(15.96)	(16.31)	—	(6.01)	(6.01)	50.40	(24.37)	1,805	1.40	1.40	(.57 )
8/31/2021	59.07	(.46 )	16.85	16.39	—	(2.74)	(2.74)	72.72	28.49	2,672	1.39	1.39	(.71 )
Class R-2E:
2/28/2026[5,6]	81.56	(.16 )	2.23	2.07	—	(8.36)	(8.36)	75.27	2.63 [7]	379	1.09 [8]	1.09 [8]	(.40 )[8]
8/31/2025	72.39	(.20 )	15.75	15.55	—	(6.38)	(6.38)	81.56	22.67	318	1.09	1.09	(.27 )
8/31/2024	60.05	(.05 )	16.80	16.75	(.11 )	(4.30)	(4.41)	72.39	29.43	263	1.09	1.09	(.08 )
8/31/2023	53.25	.08	8.56	8.64	—	(1.84)	(1.84)	60.05	17.06	215	1.10	1.10	.14
8/31/2022	76.28	(.18 )	(16.84)	(17.02)	—	(6.01)	(6.01)	53.25	(24.15)	190	1.10	1.10	(.27 )
8/31/2021	61.67	(.28 )	17.63	17.35	—	(2.74)	(2.74)	76.28	28.85	291	1.09	1.09	(.42 )
Class R-3:
2/28/2026[5,6]	82.27	(.10 )	2.25	2.15	—	(8.36)	(8.36)	76.06	2.71 [7]	5,541	.94 [8]	.94 [8]	(.25 )[8]
8/31/2025	72.92	(.09 )	15.88	15.79	(.06 )	(6.38)	(6.44)	82.27	22.87	5,566.93		.93	(.12 )
8/31/2024	60.44	.05	16.92	16.97	(.19 )	(4.30)	(4.49)	72.92	29.62	4,999.94		.94	.07
8/31/2023	53.51	.16	8.61	8.77	—	(1.84)	(1.84)	60.44	17.22	4,314.94		.94	.30
8/31/2022	76.50	(.08 )	(16.90)	(16.98)	—	(6.01)	(6.01)	53.51	(24.02)	4,118.94		.94	(.12 )
8/31/2021	61.75	(.18 )	17.67	17.49	—	(2.74)	(2.74)	76.50	29.05	6,233.94		.94	(.26 )
Class R-4:
2/28/2026[5,6]	84.18	.02	2.31	2.33	(.20 )	(8.36)	(8.56)	77.95	2.87 [7]	5,240	.64 [8]	.64 [8]	.05 [8]
8/31/2025	74.47	.14	16.23	16.37	(.28 )	(6.38)	(6.66)	84.18	23.21	5,385.64		.64	.18
8/31/2024	61.59	.24	17.27	17.51	(.33 )	(4.30)	(4.63)	74.47	30.00	5,003.64		.64	.37
8/31/2023	54.47	.32	8.77	9.09	(.13 )	(1.84)	(1.97)	61.59	17.59	4,351.65		.65	.59
8/31/2022	77.58	.12	(17.20)	(17.08)	(.02 )	(6.01)	(6.03)	54.47	(23.81)	5,093.64		.64	.18
8/31/2021	62.53	.02	17.92	17.94	(.15 )	(2.74)	(2.89)	77.58	29.44	7,878.64		.64	.03
Class R-5E:
2/28/2026[5,6]	84.21	.10	2.31	2.41	(.38 )	(8.36)	(8.74)	77.88	2.97 [7]	1,518	.44 [8]	.44 [8]	.24 [8]
8/31/2025	74.48	.30	16.23	16.53	(.42 )	(6.38)	(6.80)	84.21	23.47	1,414.44		.44	.39
8/31/2024	61.62	.38	17.26	17.64	(.48 )	(4.30)	(4.78)	74.48	30.27	1,379.44		.44	.57
8/31/2023	54.53	.43	8.77	9.20	(.27 )	(1.84)	(2.11)	61.62	17.82	1,171.45		.45	.79
8/31/2022	77.70	.25	(17.20)	(16.95)	(.21 )	(6.01)	(6.22)	54.53	(23.66)	996.45		.45	.39
8/31/2021	62.61	.16	17.94	18.10	(.27 )	(2.74)	(3.01)	77.70	29.69	1,337.44		.44	.23
Class R-5:
2/28/2026[5,6]	85.38	.15	2.34	2.49	(.45 )	(8.36)	(8.81)	79.06	3.02 [7]	2,886	.34 [8]	.34 [8]	.35 [8]
8/31/2025	75.44	.37	16.45	16.82	(.50 )	(6.38)	(6.88)	85.38	23.59	2,988.34		.34	.48
8/31/2024	62.36	.45	17.48	17.93	(.55 )	(4.30)	(4.85)	75.44	30.41	2,791.34		.34	.67
8/31/2023	55.17	.50	8.85	9.35	(.32 )	(1.84)	(2.16)	62.36	17.93	2,406.35		.35	.90
8/31/2022	78.50	.32	(17.39)	(17.07)	(.25 )	(6.01)	(6.26)	55.17	(23.58)	1,457.34		.34	.48
8/31/2021	63.22	.23	18.12	18.35	(.33 )	(2.74)	(3.07)	78.50	29.84	2,322.34		.34	.34
Class R-6:
2/28/2026[5,6]	85.56	.17	2.34	2.51	(.49 )	(8.36)	(8.85)	79.22	3.05 [7]	51,491	.29 [8]	.29 [8]	.40 [8]
8/31/2025	75.59	.41	16.48	16.89	(.54 )	(6.38)	(6.92)	85.56	23.64	50,218.29		.29	.53
8/31/2024	62.46	.48	17.51	17.99	(.56 )	(4.30)	(4.86)	75.59	30.48	45,145.29		.29	.72
8/31/2023	55.26	.52	8.88	9.40	(.36 )	(1.84)	(2.20)	62.46	17.99	40,184.30		.30	.94
8/31/2022	78.63	.36	(17.42)	(17.06)	(.30 )	(6.01)	(6.31)	55.26	(23.54)	36,396.29		.29	.54
8/31/2021	63.32	.27	18.14	18.41	(.36 )	(2.74)	(3.10)	78.63	29.90	46,741.29		.29	.38
Refer to the end of the table(s) for footnote(s).

27	The Growth Fund of America

Financial highlights (continued)

	Six months ended February 28, 2026[5,6,7,14]	Year ended August 31,
		2025	2024	2023	2022	2021
Portfolio turnover rate for all share classes[13]	17%	32%	25%	31%	30%	24%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact of certain waivers and/or reimbursements from CRMC and/or AFS, if any.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]	Amount less than $0.01.
[10]
All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[11]	Amount less than $1 million.
[12]	Class 529-F-2 and 529-F-3 shares began investment operations on 10/30/2020.
[13]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
[14]	Rates exclude in-kind transactions, if any.
Refer to the notes to financial statements.

The Growth Fund of America	28

Changes in and disagreements with accountants

None
Matters submitted for shareholder vote

Results of special meeting of shareholders
Held November 25, 2025
Shares outstanding (all classes) on August 28, 2025 (record date):
3,963,909,569
Total shares voting on November 25, 2025:
3,158,090,691 (79.7% of shares outstanding)
The proposal: To elect board members
Board member	Votes for	Percent of shares voting for	Votes withheld	Percent of shares withheld
Gina F. Adams	2,761,364,498	87.4%	396,726,193	12.6%
Charles E. Andrews	3,090,828,557	97.9%	67,262,134	2.1%
Joseph J. Bonner	3,091,548,627	97.9%	66,542,064	2.1%
Michael C. Camuñez	3,089,974,842	97.8%	68,115,849	2.2%
Vanessa C. L. Chang	3,088,295,594	97.8%	69,795,097	2.2%
Cecilia V. Estolano	3,089,520,596	97.8%	68,570,095	2.2%
Bradford F. Freer	3,092,455,586	97.9%	65,635,105	2.1%
Yvonne L. Greenstreet	3,093,408,140	98.0%	64,682,551	2.0%
Martin E. Koehler	3,092,563,236	97.9%	65,527,455	2.1%
Sharon I. Meers	3,093,598,973	98.0%	64,491,718	2.0%
Pascal Millaire	3,091,203,466	97.9%	66,887,225	2.1%
William I. Miller	3,092,828,638	97.9%	65,262,053	2.1%
Anne-Marie Peterson	3,094,610,267	98.0%	63,480,424	2.0%
Josette Sheeran	3,091,098,294	97.9%	66,992,397	2.1%
Remuneration paid to directors, officers and others

Refer to the trustees’ deferred compensation disclosure in the notes to financial statements.

29	The Growth Fund of America

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the continuation of the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through November 30, 2026. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.
In reaching this decision, the board and the committee took into account their interactions with CRMC and information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and they were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.
1. Nature, extent and quality of services
The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.
2. Investment results
The board and the committee considered the investment results of the fund in light of its objective. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included) and data such as publicly disclosed benchmarks, including applicable market and fund indexes over various periods (including the fund’s lifetime) through March 31, 2025. They generally placed greater emphasis on investment results over longer term periods and relative to benchmarks consistent with the fund’s objective. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.
3. Advisory fees and total expenses
The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses are competitive with, and compared favorably to those of other similar funds included in the comparable Lipper category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing the fund, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

The Growth Fund of America	30

4. Ancillary benefits
The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of the fund to facilitate payment to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.
5. Adviser financial information
The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology, as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

31	The Growth Fund of America

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

None

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form under Matters submitted for shareholder vote.

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form within the trustees' deferred compensation disclosure in the notes to financial statements.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included as part of the material filed under Item 7 of this Form under Approval of Investment Advisory and Service Agreement.

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also coordinates annual self-assessments of the board and evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

None

ITEM 19 - Exhibits

(a)(1) Not applicable for filing of semi-annual reports to shareholders.

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Growth Fund of America

By   /s/ Michael W. Stockton

Michael W. Stockton,

Executive Vice President and Principal Executive Officer

Date: April 30, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Michael W. Stockton

Michael W. Stockton,

Executive Vice President and Principal Executive Officer

Date: April 30, 2026

By   /s/ Hong T. Le

Hong T. Le, Treasurer and

Principal Financial Officer

Date: April 30, 2026